Schedule of revenue by geography (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Sep. 30, 2025		Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 2,807	[1]	[1]	$ 6,534	[2]	[2]
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	2,633			5,505
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	50
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 124
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Total				833
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total				$ 196

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the three months ended December 31, 2025 and the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.